Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Real estate assets and lease intangibles:
Land	$ 18,082,521	$ 18,827,000	$ 19,844,739
Buildings and improvements	110,786,670	115,409,423	118,446,764
Tenant improvements	12,466,083	11,960,018	10,696,181
Lease intangibles	4,110,139	4,110,139	4,230,706
Real estate assets and lease intangibles held for investment, cost	145,445,413	150,306,580	153,218,390
Accumulated depreciation and amortization	(29,564,702)	(26,551,789)	(22,482,219)
Real estate assets and lease intangibles held for investment, net	115,880,711	123,754,791	130,736,171
Real estate assets held for sale, net	10,006,947	42,499,176	69,470,449
Real estate assets, net	125,887,658	166,253,967	200,206,620
Cash, cash equivalents and restricted cash	27,816,296	11,540,917	10,391,275
Deferred leasing costs, net	1,258,134	1,927,951	2,053,927
Goodwill	2,423,000	2,423,000	2,423,000
Other assets, net	4,449,538	3,422,781	5,709,586
TOTAL ASSETS	161,834,626	185,568,616	220,784,408
Liabilities:
Mortgage notes payable, net	86,061,131	94,664,266	99,996,306
Mortgage notes payable related to properties held for sale, net	194,549	25,365,430	42,396,686
Mortgage notes payable, total net	86,255,680	120,029,696	142,392,992
Note payable, net		7,500,086	12,238,692
Accounts payable and accrued liabilities	4,704,493	5,126,199	5,673,815
Accrued real estate taxes	1,508,006	2,548,686	2,987,601
Dividends payable preferred stock	179,685
Lease liability, net	82,439	102,323	560,188
Below-market leases, net	86,852	139,045	309,932
Total liabilities	92,817,155	135,446,035	164,163,220
Commitments and contingencies (Note 10)
Equity:
Preferred stock, value	9,200
Series A Common Stock, $0.01 par value, shares authorized: 100,000,000; 9,508,363 and 8,881,842 shares were both issued and outstanding at December 31, 2020 and December 31, 2019, respectively	114,902	95,038	88,818
Additional paid-in capital	185,727,368	156,463,146	152,129,120
Dividends and accumulated losses	(128,207,540)	(121,674,505)	(113,037,144)
Total stockholders’ equity before noncontrolling interest	57,643,930	34,883,679	39,180,794
Noncontrolling interest	11,373,541	15,238,902	17,440,394
Total equity	69,017,471	50,122,581	56,621,188
TOTAL LIABILITIES AND EQUITY	$ 161,834,626	$ 185,568,616	$ 220,784,408